INVESTMENT PROPERTIES - Changes in investment properties (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Investment Properties:
Balance, beginning of year	$ 7,971,158
Acquisitions	459,799	$ 837,950
Costs to complete acquired property	4,720	(8,341)
Amortization of straight-line rent	(10,596)	(8,889)
Amortization of tenant allowances	(4,149)	(5,105)
Fair value (losses) gains, net	(219,728)	1,298,865
Balance, end of year	8,839,571	7,971,158
Income-producing properties
Investment Properties:
Balance, beginning of year	7,727,368	5,786,338
Maintenance or improvements	9,680	10,897
Leasing costs	10,153	2,456
Tenant allowances	574	3,439
Developments or expansions	43,940	8,726
Acquisitions	471,112	857,939
Costs to complete acquired property		8,344
Disposals		(36,793)
Transfer to income-producing properties	223,040
Amortization of straight-line rent	10,591	8,889
Amortization of tenant allowances	(4,149)	(5,105)
Other changes	374	350
Fair value (losses) gains, net	(285,127)	1,300,499
Foreign currency translation, net	321,078	(157,468)
Classified as assets held for sale	(42,529)	(61,143)
Balance, end of year	8,486,105	7,727,368
Properties under development
Investment Properties:
Balance, beginning of year	162,817	31,488
Leasing costs		3,298
Developments or expansions	228,099	88,729
Acquisitions	14,603	24,093
Transfer to properties under development	17,549	16,812
Transfer to income-producing properties	(223,040)
Other changes	21
Fair value (losses) gains, net	56,536	(280)
Foreign currency translation, net	15,919	(1,323)
Balance, end of year	272,504	162,817
Land held for development
Investment Properties:
Balance, beginning of year	80,973	37,757
Developments or expansions	2,853	1,906
Acquisitions	6,578	63,692
Transfer to properties under development	(17,549)	(16,812)
Other changes	14
Fair value (losses) gains, net	6,929	(1,354)
Foreign currency translation, net	1,164	(747)
Classified as assets held for sale	0	(3,469)
Balance, end of year	$ 80,962	$ 80,973